Investments (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of investments in joint ventures and associates
The change in investments is as follows:

	Skookumchuck	EMG	EIP	Ekona	Total
Classification	Equity-accounted	Equity-accounted	FVTPL	FVTOCI
Balance, Dec. 31, 2020	85	15	—	—	100
Equity income (loss)	12	(3)	—	—	9
Distributions received	(4)	—	—	—	(4)
Balance, Dec. 31, 2021	93	12	—	—	105
Investment	—	—	10	2	12
Equity income (loss)	10	(1)	—	—	9
Distributions received	(5)	—	—	—	(5)
Changes in foreign exchange rates	7	1	1	—	9
Net change in fair value recognized in OCI	—	—	—	(1)	(1)
Balance, Dec. 31, 2022	105	12	11	1	129
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck and EMG, is as follows:

Year ended Dec. 31	2022	2021	2020
Results of operations
Revenues and other operating income	24	19	3
Expenses	(15)	(10)	(2)
Proportionate share of net earnings	9	9	1